Income Taxes - Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination (Detail) - Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 62,928.4	$ 910.0
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	525.0	7.6
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	3,995.5	57.8
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	4,142.4	59.9
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	8,859.5	128.1
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7,161.4	103.6
Thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 38,244.6	$ 553.0